Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Summary of the options granted

		Granted
		(For Purposes of Measuring
		Share‑based
	Contractually Granted	Compensation Expense)
As of January 1, 2022	126,581,250	15,835,670
Granted	—	27,846,178
As of December 31, 2022	126,581,250	43,681,848
Granted	12,012,400	30,811,514
As of December 31, 2023	138,593,650	74,493,362
Granted	8,850,000	25,840,498
As of December 31, 2024	147,443,650	100,333,860

			Weighted
		Weighted	Average	Aggregate
		Average Exercise	Remaining	Intrinsic
	Number	Price	Contractual Life	Value
	of Shares	(US$)	(Years)	(in thousands US$)
Outstanding as of January 1, 2022	13,925,404	0.336	7.35	49,627
Granted	27,846,178	0.171	7.41	59,041
Forfeited	(303,241)	0.780	—	—
Outstanding as of December 31, 2022	41,468,341	0.171	7.06	88,297
Granted	30,811,514	0.130	6.85	48,251
Exercised	(10,802,458)	0.268	—	—
Forfeited	(9,056,467)	0.144	—	—
Outstanding as of December 31, 2023	52,420,930	0.163	6.62	116,149
Granted	25,840,498	0.124	6.16	51,344
Exercised	(3,579,925)	0.240	—	—
Forfeited	—	0.036	—	—
Outstanding as of December 31, 2024	74,681,503	0.152	5.77	178,803

Vested and Exercisable as of December 31, 2022	11,126,832	0.200	6.24	23,361
Vested and Exercisable as of December 31, 2023	6,221,650	0.190	5.48	11,263
Vested and Exercisable as of December 31, 2024	74,715,658	0.174	5.49	148,360

Summary of the restricted share units (RSU) activity under the 2021 Plan

		Granted
		(For Purposes of Measuring
		Share-based
	Contractually Granted	Compensation Expense)
As of December 31, 2022	30,981,708	4,354,338
Granted	9,514,319	2,471,222
Vested	—	(458,719)
Forfeited	—	(3,413,780)
As of December 31, 2023	40,496,027	2,953,061
Granted	1,352,854	3,111,945
Vested	(837,414)	(1,407,775)
Forfeited	—	(432,724)
As of December 31, 2024	41,011,467	4,224,507

Summary of assumptions used in the option pricing model

For the year ended
	December 31, 2022	December 31, 2023	December 31, 2024
Risk-free interest rate	3.93%~3.99%	3.55%~4.18%	4.31%~4.44%
Expected terms (in years)	5~8	5~8	4~6
Expected volatility	86.07%~87.99%	77.50%~87.20%	67.71%~73.07%
Expected dividend yield	—	—	—
Fair value of underlying ordinary share (US$)	2.3	2.0	2.2

Summary of restricted shares activity

		Weighted‑Average
	Number of Restricted	Grant Date
	Shares Granted	Fair Value
		US$
Outstanding as of January 1, 2020	65,571,473	0.09
Granted	—	—
Vested	(40,982,171)	0.09
Forfeited	—	—
Outstanding as of December 31, 2020	24,589,302	0.09
Granted	—	—
Vested	(24,589,302)	0.09
Forfeited	—	—
Outstanding as of December 31, 2021	—	—
(*)	The share-based compensation expenses discussed below only include the expenses attributable to the Group.